Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 150,736	$ 67,981
Restricted cash		136,000
Accounts receivable, net	63,168	2,640,359
Inventory, net	272,402
Other receivables and prepayments	6,656,297	63,696
Note receivable	1,334,852
Related parties receivable	11,985,101	23,006,827
Total current assets	20,462,556	25,914,863
Non-current assets
Property, plant and equipment, net	1,126	2,861
TOTAL ASSETS	20,463,682	25,917,724
Current liabilities
Short-term debt bank loans	3,533,140	3,456,370
Accounts payable	362,284	5,835,609
Taxes payable		74,693
Accrued liabilities and other current liabilities	5,483,501	5,690,333
Related parties payable	458,010	367,073
Total current liabilities	9,836,936	15,424,078
TOTAL LIABILITIES	9,836,936	15,424,078
COMMITMENTS & CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 20,000,000 shares authorized, 0 shares and 0 shares issued and outstanding, respectively
Common stock, no par value; 700,000,000 shares authorized, 100,000,000 shares and 75,000,000 shares issued and outstanding, respectively	12,307,407	12,187,564
Additional paid-in capital	206,288	19,147
Statutory reserves
Accumulated deficit	(1,981,384)	(1,235,265)
Accumulated other comprehensive loss	94,435	(477,800)
TOTAL STOCKHOLDER'S EQUITY	10,626,746	10,493,646
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 20,463,682	$ 25,917,724